Business combination	12 Months Ended
Dec. 31, 2024
Business combination
Business combination

12.Business combination

CPO-09 Partnership Agreement

On December 29, 2024, Ecopetrol signed a binding sale and purchase agreement (SPA) with Repsol Colombia Oil & Gas Limited (“Repsol”) to acquire a 45% interest in Block CPO-09 for USD $452 million, making it the owner of 100% of the participating interest in said block. As established in the agreement, December 31, 2024, was defined as the economic and control date of operations, on which Ecopetrol S.A. assumed the rights, responsibilities and obligations, including any income, costs and expenses of the asset. Therefore, this is the acquisition date for accounting recognition purposes.

Block CPO-09 is in Colombia, in the department of Meta, covering the municipalities of Villavicencio, Acacías, Guamal, Castilla La Nueva, San Martín, Lejanías, El Dorado, El Castillo and Granada. Within the block is the Acacías production area, a key asset in the operation of the Orinoquía region. It also has an ongoing exploratory activity, with key prospects such as Lorito, Lorito Este, Tinamú and Tejón, among others, which confirm its high potential. In addition, its infrastructure has the capacity to expand to support new discoveries and optimize its future development.

For accounting purposes, this transaction is configured as a step acquisition. The fair value of the assets acquired and liabilities assumed, including the previously held interest, was determined using the income approach applying the discounted cash flow methodology. The fair values of property, plant and equipment, natural resources and the environment have been determined, in compliance with the clauses of the agreement and the guidelines defined in IFRS 3 – Business Combinations.

Identifiable assets acquired and liabilities assumed

The amounts recognized for acquired and existing assets and assumed liabilities at the acquisition date are summarized below:

Fair value
Assets
Cash and cash equivalents	152,422
Inventories	10,354
Trade and other receivables	218,417
Property, plant, and equipment	3,505,760
Natural and environmental resources	2,241,810
Total Assets	6,128,763
Liabilities
Trade and other payables	388,007
Retirement obligation	178,555
Total Liabilities	566,562
Fair value of identifiable net assets	5,562,201

The fair value of property, plant, and equipment reflects the value of the proven reserves of the acquired interest, while the fair value of the natural and environmental resources includes the risk-adjusted value of the asset’s probable and possible reserves and the residual value of the exploratory assets.

The trade and other receivables correspond to the contractual amounts of the cash call agreed between both companies in favor of Ecopetrol, intended to offset outstanding obligations at the closing of the partnership agreement. Trade and other payables, cash and cash equivalents, and inventories reflect the acquired economic right over 45% of the working capital of the partnership agreement, in which Ecopetrol is the operator and manages these resources.

The retirement obligation has been valued at fair value, reflecting the obligations to dismantle the acquired interest. Its valuation incorporates a discount, considering its long-term execution.

The deferred tax liability mainly comprises temporary differences arising between the tax bases of property, plant, and equipment , natural and environmental resources, and intangible assets measured at fair value.

The effect on operating results as of December 31, 2024, is as follows:

As of December,
2024
Fair value of net assets acquired and existing	5,562,201
Book value of net assets	(1,873,644)
Consideration for the acquisition of assets (1)	(1,989,695)
(=) Net income from business combination	1,698,862

Recognized in:
Profit before tax on business combinations (Note 28)	1,698,862
(-) Deferred tax expense	(723,693)
(=)Net profit from acquisition after deferred tax	975,169

(1)As of December 31, 2024, $880,396 has been paid and the remaining $1,109,299 will be paid in 2025.

The gain of $975,169, recognized under IFRS 3, reflects the difference between the fair value of the asset and the acquisition price of the 45% stake from Repsol for $309,233 and the revaluation at market prices of the pre-existing 55% of Ecopetrol S.A. for $665,936.

The positive financial impact of the transaction is the result of i) the exercise of the right of preference by Ecopetrol, within the framework of the Joint Operating Agreement (JOA), which allowed it to access the negotiation with more updated and precise information and ii) the improved performance of reserves in the Akacías field was reflected in the update of the valuation cash flows.

As part of the acquisition process of the 45% in CPO-09, transaction costs of around $265 were incurred, which were recognized as expenses in the period in which the acquisition took place. The main transaction costs are associated with legal and financial advice.